Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 233,923,208.88
Total Fee Amount	32,304.79
Total Offset Amount	0.00
Net Fee	$ 32,304.79
Offering Table N/A
Offset Table N/A	N/A